Condensed Statement of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating cost and expenses
Cost of revenue	$ 17,971,305	$ 14,805,431	$ 6,570,752
Selling expenses	27,338,878	19,262,014	8,488,457
General and administrative expenses	19,835,319	13,556,787	7,292,577
Total operating cost and expenses	60,850,473	47,061,899	22,179,049
Loss from operations	25,845,033	25,101,427	15,684,510
Other income (expenses):
Interest income	2,451,731	1,953,619	179,069
Other income	110,690	128,425	(23,855)
Foreign exchange (loss) gain	(180,856)	3,218,876	(129,205)
Total other income	5,426,421	6,669,278	661,085
(Loss) gain before taxes and income from equity in affiliates	31,271,454	31,770,705	16,345,595
Income tax expenses	(8,979,649)	(7,779,408)	(4,790,089)
Equity in profit of subsidiaries and VIE	617,361	(21,347)	(25,137)
Net income attributable to Noah Holdings Ltd. shareholders	22,826,454	23,969,950	11,530,369
Less: deemed dividend on Series A convertible redeemable preferred shares			108,348
Net income attributable to ordinary shareholders	22,826,454	23,969,950	11,422,021
Parent Company
Operating cost and expenses
Cost of revenue	186,624	195,542	50,677
Selling expenses	126,238	973,734	350,555
General and administrative expenses	1,454,339	2,074,871	1,796,820
Total operating cost and expenses	1,767,201	3,244,147	2,198,052
Loss from operations	(1,767,201)	(3,244,147)	(2,198,052)
Other income (expenses):
Interest income	1,157,512	1,145,683	7,212
Other income	173,576	204,293	354,000
Foreign exchange (loss) gain	(55,037)	3,722,746	(129,203)
Total other income	1,276,051	5,072,722	232,009
(Loss) gain before taxes and income from equity in affiliates	(491,150)	1,828,575	(1,966,043)
Income tax expenses	(222,265)	(231,752)	(98,126)
Equity in profit of subsidiaries and VIE	23,539,869	22,373,127	13,594,538
Net income attributable to Noah Holdings Ltd. shareholders	22,826,454	23,969,950	11,530,369
Less: deemed dividend on Series A convertible redeemable preferred shares			108,348
Net income attributable to ordinary shareholders	$ 22,826,454	$ 23,969,950	$ 11,422,021